Fair Value Measurements - Summary of Assets at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	$ 5,691,971	$ 5,087,382
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	5,081,043	4,378,890
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	158,210	340,098
Money Market Deposit Account
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	1,818	2,471
Collective Trust Investment, Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	450,900	365,923
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	5,241,071	4,721,459
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	5,081,043	4,378,890
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	158,210	340,098
Level 1 | Money Market Deposit Account
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	1,818	2,471
Level 1 | Collective Trust Investment, Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	450,900	365,923
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	0	0
Level 2 | Money Market Deposit Account
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	0	0
Level 2 | Collective Trust Investment, Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	450,900	365,923
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	0	0
Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	0	0
Level 3 | Money Market Deposit Account
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	0	0
Level 3 | Collective Trust Investment, Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
Subtotal	$ 0	$ 0